Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Customer Vessel Segment	Dec. 31, 2021 USD ($) Vessel Customer	Dec. 31, 2020 USD ($) Vessel Customer
Operating Segments [Abstract]
Number of operating segments | Segment	1
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	23	26	27
Shipping revenues	$ 450,381	$ 295,853	$ 691,039
Number of major customers | Customer	5	5	5
Time Charters [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	5	7	18
Spot Market [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	18	19	9
Major Customer [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 223,131	$ 157,601	$ 283,042
Percentage of aggregate revenue	50.00%	53.00%	41.00%
Customer One [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 80,198	$ 41,418	$ 78,513
Customer Two [Member]
Information About Major Customers [Abstract]
Shipping revenues	68,829	35,154	57,777
Customer Three [Member]
Information About Major Customers [Abstract]
Shipping revenues	27,443	28,322	55,371
Customer Four [Member]
Information About Major Customers [Abstract]
Shipping revenues	26,873	26,392	53,711
Customer Five [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 19,788	$ 26,315	$ 37,670